Accrued Warranty Reserve - Summary of Activity Related to Estimated Accrued Warranty Reserve (Detail) - Accrued Warranty Reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Product Warranty Liability [Line Items]
Beginning balance	$ 1,935	$ 2,916
Provision for warranties issued	2,473	759
Payments	(730)	(886)
Warranty expirations	(1,086)	(854)
Ending balance	$ 2,592	$ 1,935